Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures
A condensed summary of the Company’s investments in equity-accounted investees by segment is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2016 $	2015 $
Teekay Offshore
Libra Joint Venture	50%	69,972	17,952
Itajai	50%	71,827	59,692
Teekay LNG - Liquefied Gas
Angola LNG Carriers	33%	63,673	56,203
BG (note 3f)	20% - 30%	33,594	25,574
Exmar LNG Joint Venture	50%	79,577	77,844
Exmar LPG Joint Venture	50%	165,064	163,730
RasGas3 Joint Venture	40%	173,037	160,684
Teekay LNG - Marubeni Joint Venture	52%	294,764	283,589
Yamal LNG Joint Venture (note 3e)	50%	152,927	100,084
Bahrain LNG Joint Venture	30%	64,003	—
Teekay Tanker - Conventional Tankers
TIL (note 3h)	11%	47,710	44,195
High Q Joint Venture	50%	22,025	21,166
Teekay Parent - Offshore Production
Sevan	43%	22,180	22,581
Teekay Parent - Conventional Tankers
TIL (note 3h)	8%	36,699	34,224
Other	50%	2,802	16,072
		1,299,854	1,083,590

(1)
Investments in equity-accounted investees is presented in prepaid expenses and other, loans to equity-accounted investees, equity-accounted investments and accrued liabilities and other in the Company’s consolidated balance sheets.

Condensed Summary of Company's Financial Information for Joint Venture
A condensed summary of the Company’s financial information for equity-accounted investments (18% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2016	2015
Cash and restricted cash	500,355	386,727
Other assets - current	150,378	162,414
Vessels and equipment	4,655,170	3,936,718
Net investment in direct financing leases	1,776,954	1,813,991
Other assets - non-current	74,096	80,987
Current portion of long-term debt and obligations under capital lease	360,942	345,336
Other liabilities - current and obligations under capital lease	160,312	162,076
Long-term debt and obligations under capital lease	4,208,214	3,459,187
Other liabilities - non-current	213,060	447,947

	Year Ended December 31,
	2016	2015	2014 (1)
Revenues	882,650	985,318	998,655
Income from vessel operations	365,472	433,023	454,135
Realized and unrealized (loss) gain on derivative instruments	(10,900)	(38,955)	(58,884)
Net income	239,766	275,259	300,837

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.
(1)The results included for TIL are from the date of incorporation in January 2014.